Variable Interest Entity - Schedule of Redeemable Noncontrolling Interest (Detail) - Variable Interest Entity, Primary Beneficiary - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Variable Interest Entity [Line Items]
Beginning balance	$ 175
Ending balance	175	$ 175
Ovabrite, Inc | Series 2017 Preferred Stock
Variable Interest Entity [Line Items]
Beginning balance	175	150
Issuance of noncontrolling interest	0	25
Ending balance	$ 175	$ 175